Other operating expenses - Summary of Detailed Information of Other Operating Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Expense [Line Items]
Employee expenses	€ 1,711	€ 1,696
Total	3,000	2,786	[1]
Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Policyholder claims and benefits	6,965	7,736
Onerous contract losses (and reversals)	1,081	1,250
Commissions	1,403	1,214
Handling and clearing fees		1
Employee expenses	604	637
Administration expenses	551	594
Total	10,604	11,433
Amounts attributed to insurance acquisition cash flows (see cash flow in note 29)	(956)	(903)
Amortization of insurance acquisition cash flows (see note 6/7)	558	545
Amortization of insurance acquisition cash flows PAA	19	22
Total other operating expenses	10,226	11,097
Non-Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Commissions	1,069	1,011
Handling and clearing fees	32	31
Right of use assets - interest expense	7	7
Employee expenses	1,107	1,059
Administration expenses	780	669
Deferred transaction expenses	(29)	(28)
Amortization of deferred expenses	21	28
Amortization of other intangibles	13	9
Total	3,000	2,786
Total other operating expenses	€ 3,000	€ 2,786

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.